SCHEDULE OF DEFERRED IPO COSTS (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
IPO legal fees	$ 425,070	$ 259,842	$ 178,936
IPO audit fees	123,975	75,667	46,096
Total	$ 549,045	$ 335,509	$ 225,032